UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue
         Suite 930
         Pasadena, CA  91101

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6060

Signature, Place, and Date of Signing:

     J. Dale Harvey     Pasadena, CA     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $102,044 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1034    17974 SH       SOLE                    17974
ABBOTT LABS                    COM              002824100     4611    86400 SH       SOLE                    86400
ALBEMARLE CORP                 COM              012653101      599    26880 SH       SOLE                    26880
AMGEN INC                      COM              031162100      541     9370 SH       SOLE                     9370
AVERY DENNISON CORP            COM              053611109     3527   107770 SH       SOLE                   107770
BANK OF AMERICA CORPORATION    COM              060505104      232    16488 SH       SOLE                    16488
BEST BUY INC                   COM              086516101     1355    48200 SH       SOLE                    48200
BRISTOL MYERS SQUIBB CO        COM              110122108     4628   199050 SH       SOLE                   199050
CARNIVAL CORP                  PAIRED CTF       143658300     2731   112295 SH       SOLE                   112295
CHEVRON CORP NEW               COM              166764100      222     3003 SH       SOLE                     3003
CINTAS CORP                    COM              172908105     3716   159945 SH       SOLE                   159945
CITIGROUP INC                  COM              172967101     1178   175549 SH       SOLE                   175549
DINEEQUITY INC                 COM              254423106     1416   122500 SH       SOLE                   122500
DONNELLEY R R & SONS CO        COM              257867101     1035    76200 SH       SOLE                    76200
EMERSON ELEC CO                COM              291011104      818    22355 SH       SOLE                    22355
EXXON MOBIL CORP               COM              30231G102      525     6580 SH       SOLE                     6580
FEDERAL NATL MTG ASSN          COM              313586109      917  1207000 SH       SOLE                  1207000
GENERAL ELECTRIC CO            COM              369604103     3562   219850 SH       SOLE                   219850
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      509    13656 SH       SOLE                    13656
INTERNATIONAL BUSINESS MACHS   COM              459200101     3949    46920 SH       SOLE                    46920
JOHNSON & JOHNSON              COM              478160104     1315    21984 SH       SOLE                    21984
LEGGETT & PLATT INC            COM              524660107     3378   222390 SH       SOLE                   222390
LILLY ELI & CO                 COM              532457108     2533    62900 SH       SOLE                    62900
MEDTRONIC INC                  COM              585055106     2538    80785 SH       SOLE                    80785
MERRILL LYNCH & CO INC         COM              590188108     1538   132100 SH       SOLE                   132100
MICROSOFT CORP                 COM              594918104     3466   178307 SH       SOLE                   178307
MONSTER WORLDWIDE INC          COM              611742107     1764   145900 SH       SOLE                   145900
OMNICOM GROUP INC              COM              681919106     3140   116625 SH       SOLE                   116625
ORACLE CORP                    COM              68389X105     3133   176710 SH       SOLE                   176710
PEPSICO INC                    COM              713448108      512     9355 SH       SOLE                     9355
PFIZER INC                     COM              717081103     1494    84350 SH       SOLE                    84350
PHARMACEUTICAL HLDRS TR        DEPOSITRY RCPT   71712A206     2269    37000 SH       SOLE                    37000
PROCTER & GAMBLE CO            COM              742718109     2400    38828 SH       SOLE                    38828
ROBERT HALF INTL INC           COM              770323103     3860   185400 SH       SOLE                   185400
ROSS STORES INC                COM              778296103     2524    84885 SH       SOLE                    84885
SHERWIN WILLIAMS CO            COM              824348106     3761    62950 SH       SOLE                    62950
SPDR TR                        UNIT SER 1       78462F103     8646    95718 SH       SOLE                    95718
TEXAS INSTRS INC               COM              882508104     3033   195400 SH       SOLE                   195400
TIME WARNER CABLE INC          CL A             88732J108     2203   102700 SH       SOLE                   102700
TIME WARNER INC                COM              887317105      528    52450 SH       SOLE                    52450
TYCO ELECTRONICS LTD           COM NEW          G9144P105     2951   182050 SH       SOLE                   182050
WALGREEN CO                    COM              931422109     3387   137300 SH       SOLE                   137300
WYETH                          COM              983024100     4566   121737 SH       SOLE                   121737